Segment and Related Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended																12 Months Ended		3 Months Ended	8 Months Ended	12 Months Ended		8 Months Ended	12 Months Ended		8 Months Ended	12 Months Ended				8 Months Ended	12 Months Ended		8 Months Ended	12 Months Ended		8 Months Ended	12 Months Ended		8 Months Ended	12 Months Ended		4 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012 Wesseling, Germany [Member]	Dec. 31, 2010 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2010 Successor [Member] Olefins and Polyolefins - Americas [Member]	Dec. 31, 2012 Successor [Member] Olefins and Polyolefins - Americas [Member]	Dec. 31, 2011 Successor [Member] Olefins and Polyolefins - Americas [Member]	Dec. 31, 2010 Successor [Member] Olefins And Polyolefins - Europe, Asia & International [Member]	Dec. 31, 2012 Successor [Member] Olefins And Polyolefins - Europe, Asia & International [Member]	Dec. 31, 2011 Successor [Member] Olefins And Polyolefins - Europe, Asia & International [Member]	Dec. 31, 2012 Successor [Member] Olefins And Polyolefins - Europe, Asia & International [Member] Wesseling, Germany [Member]	Dec. 31, 2011 Successor [Member] Olefins And Polyolefins - Europe, Asia & International [Member] Wesseling, Germany [Member]	Dec. 31, 2010 Successor [Member] Intermediates and Derivatives [Member]	Dec. 31, 2012 Successor [Member] Intermediates and Derivatives [Member]	Dec. 31, 2011 Successor [Member] Intermediates and Derivatives [Member]	Dec. 31, 2010 Successor [Member] Refining [Member]	Dec. 31, 2012 Successor [Member] Refining [Member]	Dec. 31, 2011 Successor [Member] Refining [Member]	Dec. 31, 2010 Successor [Member] Technology [Member]	Dec. 31, 2012 Successor [Member] Technology [Member]	Dec. 31, 2011 Successor [Member] Technology [Member]	Dec. 31, 2010 Successor [Member] Other [Member]	Dec. 31, 2012 Successor [Member] Other [Member]	Dec. 31, 2011 Successor [Member] Other [Member]	Apr. 30, 2010 Predecessor [Member]	Apr. 30, 2010 Predecessor [Member] Olefins and Polyolefins - Americas [Member]	Apr. 30, 2010 Predecessor [Member] Olefins And Polyolefins - Europe, Asia & International [Member]	Apr. 30, 2010 Predecessor [Member] Intermediates and Derivatives [Member]	Apr. 30, 2010 Predecessor [Member] Refining [Member]	Apr. 30, 2010 Predecessor [Member] Technology [Member]	Apr. 30, 2010 Predecessor [Member] Other [Member]
Sales and other operating revenues: [Abstract]
Customers																				$ 26,132	$ 45,352	$ 48,183	$ 5,993	$ 8,987	$ 10,349	$ 8,648	$ 14,203	$ 15,223			$ 5,363	$ 9,280	$ 9,293	$ 5,853	$ 12,490	$ 12,886	$ 291	$ 377	$ 376	$ (16)	$ 15	$ 56	$ 12,807	$ 3,220	$ 4,078	$ 2,604	$ 2,787	$ 104	$ 14
Intersegment																				0	0	0	2,413	3,947	4,531	302	318	368			20	378	207	406	801	820	74	121	130	(3,215)	(5,565)	(6,056)	0	963	(52)	144	264	41	(1,360)
Sales Revenue Net	11,097		11,273		11,248		11,734		10,981		12,516		13,306		11,380					26,132	45,352	48,183	8,406	12,934	14,880	8,950	14,521	15,591			5,383	9,658	9,500	6,259	13,291	13,706	365	498	506	(3,231)	(5,550)	(6,000)	12,807	4,183	4,026	2,748	3,051	145	(1,346)
Segment operating income (loss)																																											505	317	106	192	(97)	39	(52)
Current cost adjustment																																											199
Operating income	959	[1]	1,328	[1]	1,449	[1]	940	[1]	439	[2]	1,493	[2]	1,310	[2]	1,095	[2]				2,292	4,676	4,337	1,039	2,650	1,855	367	127	435			629	1,430	1,156	208	334	809	69	122	107	(20)	13	(25)	704
Income (loss) from equity investments	38		32		27		46		33		52		73		58		143	216		86	143	216	16	25	21	68	121	168			2	(3)	27	0	0	0	0	0	0	0	0	0	84	5	80	(1)	0	0	0
Capital expenditures																				441	1,060	1,021	146	468	425	106	254	235			79	159	101	80	136	224	19	43	26	11	0	10	212	52	102	12	31	12	3
Depreciation and amortization expense																				558	983	931	151	281	246	147	285	262			105	194	186	82	148	153	78	73	84	(5)	2	0	565	160	108	117	152	23	5
Additional charges recognized in various segments [Abstract]
Proceeds from insurance settlement					100																			29								18			53	34
Proceeds from legal recovery	28		24																																24
Reversal of unfavorable contract reserve																											28
Asset impairment											19								22										22
Restructuring charges	53								18		14		61														35			77								18
Charge (benefit) due to liquidations of LIFO inventory layers																				(8)			(9)	161							18				(13)	36	(17)
Charges related to impairments of assets and restructuring charges due to facility closure and impairments of research and development projects																																							39
Environmental liability charges																														16
Charge related to change in estimate associated with a dispute over environmental liability																				64						56											8
Non-cash charges to adjust the value of finished goods inventory			$ 71		$ (71)															$ 42	$ 0	$ 0	$ 34								$ 8												$ 0

[1]	Operating income in the quarter ended June 30, 2012 includes a lower of cost or market inventory valuation adjustment of $71 million which was reversed in the quarter ended September 30, 2012 by a $71 million non-cash benefit due to the recovery of market price. In addition, operating income in the quarter ended March 31, 2012 included a charge of $22 million for impairment of assets at our Wesseling, Germany site. In the quarter ended June 30, 2012, operating income includes a benefit of $100 million associated with an insurance settlement related to Hurricane Ike. Operating income in the quarter ended September 30, 2012 included a benefit related to a $24 million recovery associated with a former employee who plead guilty to fraud in 2010. Operating income in the quarter ended December 31, 2012 included a benefit of $28 million related to the reversal of a reserve established at emergence for an unfavorable monomer contract. In addition, operating income in the quarter ended December 31, 2012 included charges of $53 million related to corporate restructuring activities in Europe.
[2]	Operating income in 2011 includes corporate restructuring charges of $61 million, $14 million and $18 million, in the quarters ended June 30, September 30 and December 31, 2011, respectively. Operating income in 2011 also includes an impairment charge of $19 million in the quarter ended September 30, 2011.